Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reconciliation of Taxes [Line Items]
Income before income tax expenses				$ 6,692,553
State and local income taxes, net of federal income tax effect				1,405,436
State and local income taxes, net of federal income tax effect	0.00%		0.00%
Effect of rates different than statutory				(263,156)
Non-deductible items				8,882
Change in valuation allowance of deferred income tax assets	$ 54,775		$ 5,255	(43,633)
Change in valuation allowance of deferred income tax assets	1.40%		9.20%
Hong Kong two-tier tax regime benefit and exempt interest income				(21,154)
Total income tax expenses and effective tax rate	$ 644,075	$ 375,933	$ 1,728,035	$ 1,086,375
Total income tax expenses and effective tax rate	17.00%		18.70%
US [Member]
Schedule of Reconciliation of Taxes [Line Items]
US federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%
US Federal Statutory Tax Rate	$ 797,130		$ 2,104,026
US Federal Statutory Tax Rate	21.00%	21.00%	21.00%	21.00%
Hong Kong [Member]
Schedule of Reconciliation of Taxes [Line Items]
Effect of rates different than statutory	$ (21,154)		$ (456,118)
Effect of rates different than statutory	(0.60%)		(26.10%)
Non-deductible items	$ 148		$ 115,500
Non-deductible items	0.00%		6.70%
Hong Kong two-tier tax regime benefit and exempt interest income	$ (21,538)		$ (40,628)
Hong Kong two-tier tax regime benefit and exempt interest income	(0.60%)		(2.40%)